Pension Plans (Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts) (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Japan
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.60%	0.70%	0.60%
Rate of increase in compensation levels	4.00%	4.00%	4.00%
Interest crediting rate for cash balance plans	1.50%	1.50%	1.50%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.70%	0.60%	0.50%
Rate of increase in compensation levels	4.00%	4.00%	4.40%
Expected long-term rate of return on plan assets	2.00%	2.00%	2.20%
Interest crediting rate for cash balance plans	1.50%	1.50%	1.50%
Overseas plans
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.70%	1.00%	1.70%
Rate of increase in compensation levels	2.20%	2.20%	2.20%
Interest crediting rate for cash balance plans
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.00%	1.70%	1.70%
Rate of increase in compensation levels	2.20%	2.20%	2.40%
Expected long-term rate of return on plan assets	3.50%	3.30%	3.70%
Interest crediting rate for cash balance plans